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Diane N. Ledger, CLU
Vice President
Variable Regulatory Compliance
Law Department
(949) 219-3743 Telephone
(949) 219-6952 Facsimile
dledger@pacificlife.com

December 23, 2002

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Separate Account A File Number 811-09203 of Pacific Life & Annuity Company
Pacific Innovations Select individual flexible premium deferred variable annuity contract File No. 333-71081

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, that the form of supplement for Pacific Innovations Select individual flexible premium deferred variable annuity contract (File No. 333-71081) that would have been filed under Rule 497 (c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 3 on form N-4 which was filed electronically with the Commission on December 18, 2002.

Very truly yours,

Diane N. Ledger